Prepayments and Other Assets - Summary of Other Assets (Parenthetical) (Details) - CNY (¥)		12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Assets [Line Items]
Loans to employees to meet personal needs for period	1 year
Prepaid Content Fee		¥ 220,600,000
Allowance for doubtful accounts		335,841,000	¥ 86,698,000
Third Party Media Companies And Freelancers
Prepayments And Other Assets [Line Items]
Allowance for doubtful accounts		¥ 0	¥ 0
Minimum
Prepayments And Other Assets [Line Items]
Use of content period of use		6 months
Maximum
Prepayments And Other Assets [Line Items]
Use of content period of use		12 months